Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Investment income (loss)	$ (603,021)	$ (466,067)	$ 17,553,257
Sino Bioway Biotech Group Holding Limited | Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions, rent expenses	756	796	830
Dalian Jin Gang Group | Related Party [Member]
Related Party Transaction [Line Items]
Related party transactions, rent expenses	22	23	21
VIVO Capitals Funds | Related Party [Member]
Related Party Transaction [Line Items]
Investment income (loss)	$ (148)	$ 2,702	$ 0